Income Taxes Relating to Continuing Operations	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
INCOME TAXES RELATING TO CONTINUING OPERATIONS	INCOME TAXES RELATING TO CONTINUING OPERATIONS
a.Income tax expense recognized in profit or loss

	For the Year Ended December 31
	2024	2023	2022
Current tax expense
Current year	$—	$—	$2
A reconciliation of accounting loss and income tax expense was as follows:

	For the Year Ended December 31,
	2024	2023	2022
Loss before income tax	$(122,754)	$(76,038)	$(98,906)
Tax at the domestic rates applicable to profits in the country concerned	$(32,554)	$(20,321)	$(21,554)
Tax effect of expenses that are not deductible for tax purposes	3,176	9,932	3,431
Unrecognized loss carryforwards and deductible temporary differences	29,378	10,389	18,125
Income tax expense	$—	$—	$2
The applicable corporate income tax rate applied by the Company for those entities in the ROC was 20%, while the tax rate for unappropriated earnings was 5%. Income tax on unappropriated earnings was accrued in the year the earnings arose and adjusted to the extent that the unappropriated earnings were distributed in the following year. Tax rates used by other group entities operating in other jurisdictions were based on the tax laws in those jurisdictions.
b.Deductible temporary differences and unused loss carryforwards for which no deferred tax assets have been recognized in the consolidated balance sheets were as follows:

	As of December 31
	2024	2023
Loss carryforwards
Expire in 2024	$—	$829
Expire in 2025	$9,242	$9,868
Expire in 2026	41,694	44,518
Expire in 2027	36,506	38,979
Expire in 2028	64,264	68,604
Expire in 2029	21,865	22,022
Expire in 2030	30,929	33,008
Expire in 2031	39,553	42,150
Expire in 2032	49,934	47,887
Expire in 2033	53,337	62,539
Expire in 2034	125,658	—
	$472,982	$370,404

Deductible temporary differences	$51,833	$39,682
c.Income tax assessments
The income tax returns of Gogoro Taiwan Limited, Gogoro Taiwan Sales and Service Limited, Gogoro Network, Taiwan Branch, GoShare Taiwan Limited and GoPocket Taiwan Limited for the years through 2022 have been assessed and approved by the tax authority.